Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial assets
Loans to associates	$ 8,000,000	$ 8,000,000	$ 9,000,000
Loan to ARM BBEE Trust	19,000,000	19,000,000	17,000,000
Provision for impairment	(9,000,000)	(9,000,000)	(12,000,000)
Total non-current trade and other receivables	18,000,000	18,000,000	14,000,000
Financial assets
Trade receivables	44,000,000	44,000,000	32,000,000
Interest and other receivables	0	0	6,000,000
Employee receivables	1,000,000	1,000,000	1,000,000
Impairment allowance	0	0
Non-financial assets
Prepayments	6,000,000	6,000,000	6,000,000
Value added tax	23,000,000	23,000,000	30,000,000
Income and mining taxes	9,000,000	9,000,000	1,000,000
Total current trade and other receivables	83,000,000	83,000,000	76,000,000
Provision for impairment
Financial assets
Trade receivables	(4,000,000)	(4,000,000)	(4,000,000)
Pamodzi
Financial assets
Loans to associates	$ 8,400,000	$ 8,400,000	8,800,000
ARM
Financial assets
Ownership interest (as a percent)	14.29%	12.70%
Subordinated and unsecured loan to ARM BBEE Trust
Financial assets
Interest rate margin (as a percent)	4.50%	4.50%
Trade receivables (gold) | Gross
Financial assets
Trade receivables	$ 39,000,000	$ 39,000,000	27,000,000
Other trade receivables | Gross
Financial assets
Trade receivables	9,000,000	9,000,000	9,000,000
ARM BBEE Trust [Member]
Financial assets
Loan to ARM BBEE Trust				$ 13,500,000
Financial assets
Reversal of impairment loss		3,200,000
Impairment loss recognised			1,000,000
Recoverable amount	$ 18,500,000	$ 18,500,000	$ 14,000,000